Significant equity transactions, mergers and acquisitions and investments - YTO Express (Details) ¥ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2020
Investment
Purchase consideration		¥ 11,412	$ 1,681	¥ 15,285
YTO Express
Investment
Purchase consideration	¥ 6,600
Equity interest (as a percent)	23.00%	23.00%	23.00%		11.00%